Stockholders’ Equity and Equity-Based Compensation (Details 2) - USD ($)	1 Months Ended	9 Months Ended
	Oct. 19, 2015	Sep. 30, 2017
Number of Options outstanding as of December 31, 2016		0
Number of Options Granted		691,500
Number of Options Exercised	2,500,000	0
Number of Options Forfeited		0
Number of Options outstanding as of September 30, 2017		691,500
Weighted-Average Exercise Price per Share Options outstanding as of December 31, 2016		$ 0
Weighted-Average Exercise Price per Share Granted		12.78
Weighted-Average Exercise Price per Share Exercised		0
Weighted-Average Exercise Price per Share Forfeited		0
Weighted-Average Exercise Price per Share Options outstanding as of September 30, 2017		$ 12.78
Weighted-Average Contractual Term Granted		10 years
Weighted-Average Contractual Term Options outstanding as of September 30, 2017		10 years
Aggregate Intrinsic Value Options outstanding as of December 31, 2016		$ 0
Aggregate Intrinsic Value Granted		165,960
Aggregate Intrinsic Value Exercised		0
Aggregate Intrinsic Value Forfeited		0
Aggregate Intrinsic Value Options outstanding as of September 30, 2017		$ 165,960